Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 15 — Subsequent Events

Veru Forbearance Agreement

On April 24, 2024, the Company entered into a forbearance agreement with Veru (the “Forbearance Agreement”). Pursuant to the Forbearance Agreement, Veru will forbear from exercising its rights and remedies under the $5.0 million note payable that had a maturity date of April 19, 2024 (the “April Veru Note”) (see Notes 5 and 7), until March 31, 2025 (the “Forbearance Period”). Interest will accrue on any unpaid principal balance of the April Veru Note at a rate of 10% per annum, commencing on April 20, 2024 through the date that the outstanding principal balance under the April Veru Note is paid in full. Any such accrued interest will become immediately due and payable upon the earlier of (i) certain events of default under the April Veru Note or the $5.0 million note payable that matures on September 30, 2024 (the “September Veru Note”), (ii) a payment default under the September Veru Note and (iii) the final payment of any principal amount payable under the September Veru Note. No interest will accrue under the September Veru Note during the Forbearance Period unless an Event of Default (as defined in the Forbearance Agreement) occurs, in which case interest will accrue from and after the date on which such default occurs.

In consideration for Veru’s entrance into the Forbearance Agreement, the Company agreed to pay Veru:

●	$50,000 of the principal due under the April Veru Note, which was paid on April 25, 2024, and up to $10,000 of out-of-pocket expenses incurred by Veru in connection with the Forbearance Agreement;

●	15% of (i) the monthly cash receipts of Proteomedix for the licensing or sale of any products or services, (ii) monthly cash receipts of the Company or any of its subsidiaries for the sales of Proclarix anywhere in the world, and (iii) monthly cash receipts of the Company or any of its subsidiaries for milestone payments or royalties from Labcorp; and

●	10% of the net proceeds from any financing or certain asset sale, transfer or licensing transactions that are consummated prior to March 31, 2025.

The Company also agreed to a general release of claims against Veru and its representatives arising out of or relating to any act or omission thereof prior to April 24, 2024.

Related Party Debenture

On April 24, 2024, the maturity date of the Debenture (see Note 7) was extended to October 31, 2024 through the execution of an extension agreement between the Company and the investor. No other terms of the Debenture were modified in connection with the extension agreement.

Stock Option Modification

On April 16, 2024, the board of directors of Proteomedix approved a two-year extension of 12,257 stock options that were set to expire in April 2024. The extended expiration date for these options is April 18, 2026.

Note 14 — Subsequent Events

On January 23, 2024, the Company issued a non-convertible debenture (the “Debenture”) to the PMX Investor, a related party, in the principal sum of $5.0 million, in connection with the Subscription Agreement discussed in Note 8. The Debenture has an interest rate of 4.0% per annum, and the principal and accrued interest are payable in full upon the earlier of (i) the closing under the Subscription Agreement and (ii) June 30, 2024. Additionally, the $5.0 million subscription amount under the Subscription Agreement shall be increased by the amount of interest payable under the Debenture.

Effective as of January 10, 2024, Dr. Neil Campbell resigned as President and Chief Executive Officer and a member of the Board of Directors of the Company. The Company and Dr. Campbell entered into a Release of Claims agreement, pursuant to which Dr. Campbell will receive a severance payment of $158,333 in two equal payments.

On February 6, 2024, the Company appointed Thomas Meier, PhD, as a member of the Company’s board of directors. Dr. Meier provides consulting services to Proteomedix, through a consulting agreement that was executed on January 4, 2024.

During March 2024, Zydus Life Sciences received FDA approval for a combined finasteride-tadalafil capsule, which is a direct competitor product to ENTADFI. The Company determined that this is a triggering event during the first quarter of 2024 for its ENTADFI asset group, which includes long-lived assets with a remaining carrying amount of approximately $3.3 million as of December 31, 2023. As such, it is reasonably possible that the resulting impairment test will result in additional impairment losses in the near term.